UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2009
                                               ----------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      02-03-2010
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 76
                                        -------------------

Form 13F Information Table Value Total: $662,692
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 12/31/09

        ITEM 1:            ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:            ITEM 6:                     ITEM 8:
    NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER   MARKET VALUE   SHARES      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       ($ 000'S)                 SOLE   SHARED   OTHER     SOLE      SHARED   OTHER
3M CO COM                    COMMON      88579Y101        12,600      152,415     X                      123,932      28,483
ACCENTURE LTD SHS CL         COMMON      G1150G111        12,630      304,326     X                      243,582      60,744
AKZO NOBEL N V ADR SP        FOREIGN     010199305         9,882      148,434     X                       22,816     125,618
ALLIANZ AKTIENEGESELLS       FOREIGN      18805101         9,663      772,763     X                      112,796     659,967
ASTRAZENECA PLC ADR S        FOREIGN     046353108         8,814      187,772     X                       29,629     158,143
AXA ADR SPONSORED            FOREIGN     54536107          9,030      381,346     X                       58,553     322,793
BANCO SANTANDER CENT         FOREIGN     05964H105        15,130      920,332     X                      139,632     780,700
BHP BILLITON LTD SPON        FOREIGN     088606108        11,226      146,598     X                       22,469     124,129
CADBURY PLC SPONS ADR        FOREIGN     12721E102         8,726      169,802     X                       25,282     144,520
CANON INC ADR                FOREIGN     138006309        16,153      381,690     X                       58,084     323,606
CRH PLC ADR                  FOREIGN     12626K203        14,824      542,418     X                       81,560     460,858
DANSKE BK A/S ADR            FOREIGN     236363107         7,779      683,782     X                      102,019     581,763
DIAGEO PLC ADR SPONSO        FOREIGN     25243Q205        20,467      294,876     X                       47,369     247,507
DR PEPPER SNAPPLE GRO        COMMON      26138E109         8,298      293,220     X                      230,275      62,945
ENI S P A ADR SPONSOR        FOREIGN     26874R108        15,796      312,110     X                       47,845     264,265
ERICSSON L M TEL CO A        FOREIGN     294821608         9,828    1,069,420     X                      164,418     905,002
FRANCE TELECOM ADR SP        FOREIGN     35177Q105        14,006      554,897     X                       86,252     468,645
GENERAL ELEC CO              COMMON      369604103        11,890      785,839     X                      656,460     129,379
GLAXOSMITHKPLC ADR SP        FOREIGN     37733W105        18,653      441,496     X                       72,388     369,108
HSBC HLDGS PLC ADR SP        FOREIGN     404280406        15,315      268,266     X                       38,849     229,417
I B M                        COMMON      459200101        12,303       93,991     X                       76,003      17,988
IMPERIAL TOBACCO             COMMON      453142101        12,981      205,069     X                       33,830     171,239
ISHARES TR MSCIE EAFE        FOREIGN     464287465         1,537       27,805     X                            -      27,805
JP MORGAN CHASE              COMMON      46625H100         9,104      218,474     X                      182,831      35,643
JOHNSON & JOHNSON            COMMON      478160104        11,907      184,856     X                      152,918      31,938
LILLY, ELI AND COMPAN        COMMON      532457108         7,477      209,388     X                      176,038      33,350
MEDTRONIC INC COM            COMMON      585055106        10,940      248,754     X                      208,604      40,150
MICROSOFT                    COMMON      594918104         9,231      302,867     X                      227,797      75,070
MITSUBISHI UFJ FINL G        FOREIGN     606822104        13,407    2,724,981     X                      434,749   2,290,232
NESTLE S A ADR SPON R        FOREIGN     641069406        23,014      473,908     X                       73,395     400,513
NINTENDO CO. LTD ADR         COMMON      654445303         7,641      258,187     X                       36,946     221,241
NOKIA CORP ADR SPONSO        FOREIGN     654902204         8,000      622,603     X                       91,117     531,486
NOVARTIS AG SPONSORED        FOREIGN     66987V109        21,302      391,360     X                       63,173     328,187
PEPSICO INC                  COMMON      713448108        11,579      190,446     X                      154,615      35,831
PFIZER INC                   COMMON      717081103        11,655      640,733     X                      534,158     106,575
PROCTER & GAMBLE COMP        COMMON      742718109        12,217      201,504     X                      163,528      37,976
REED ELSEVIER PLC            COMMON      758205207         9,499      289,679     X                       42,785     246,894
ROCHE HLDG LTD SPONSO        FOREIGN     771195104        15,840      372,566     X                       57,665     314,901
ROYAL DUTCH SHELL PLC        FOREIGN     780259206        16,609      276,315     X                       43,129     233,186
SANOFI-AVENTIS ADR           FOREIGN     80105N105        20,646      525,749     X                       86,320     439,429
SAP AG ADR SPON              FOREIGN     803054204        13,598      290,486     X                       44,074     246,412
SOCIETE GENERALE FRAN        FOREIGN     83364L109        11,920      848,587     X                      128,231     720,356
SYNGENTA AG ADR SPONS        FOREIGN     87160A100        11,474      203,912     X                       30,655     173,257
TARGET CORP COM              COMMON      87612E106         7,615      157,428     X                      123,673      33,755
TELEFONICA S A ADR SP        FOREIGN     879382208        10,446      125,074     X                       17,874     107,200
TNT N V SPON ADR             FOREIGN     87260W101        14,078      457,068     X                       69,001     388,067
TOTAL FINA ELF S A AD        FOREIGN     89151E109        16,255      253,819     X                       41,109     212,710
UBS AG NEW                   FOREIGN     H89231338         7,813      503,726     X                       74,577     429,149
UNILEVER PLC ADR SPON        FOREIGN     904767704        18,089      567,043     X                       88,695     478,348
VODAFONE GROUP INC           FOREIGN     92857W100        10,867      470,627     X                       69,731     400,896
WELLPOINT INC COM            COMMON      94973V107        10,724      183,980     X                      152,353      31,627
WPP PLC                      FOREIGN     92933H101        14,559      299,267     X                       44,781     254,486
ZIMMER HLDGS INC COM         COMMON      98956P102         8,729      147,671     X                      119,853      27,818
ADOBE SYSTEMS INC            COMMON      00721F101           279        7,585     X                        7,168                 417
APPLE INC                    COMMON      037833100           508        2,410     X                        2,276                 134
C R BARD INC. NEW JERSEY     COMMON      067383109           280        3,597     X                        3,399                 198
CELGENE CORP                 COMMON      151020104           793       14,243     X                       13,462                 781
CISCO SYSTEMS INC.           COMMON      17275R102           379       15,844     X                       14,979                 865
COGNIZANT TECH SOLUTIONS     COMMON      192446102           556       12,257     X                       11,579                 678
DOLBY LABORATORIES INC.      COMMON      25659T107           366        7,677     X                        7,261                 416
GEN-PROBE INC.               COMMON      36866T103           281        6,543     X                        6,184                 359
GENZYME CORP                 COMMON      372917104           450        9,186     X                        8,682                 504
GOOGLE INC.                  COMMON      38259P508           681        1,099     X                        1,039                  60
INTUITIVE SURGICAL INC.      COMMON      46120E602           248          817     X                          773                  44
MONSANTO CO.                 COMMON      61166W101           510        6,244     X                        5,904                 340
NETAPP INC.                  COMMON      64110D104           277        8,076     X                        7,633                 443
NOVO-NORDISK                 COMMON      670100205           368        5,763     X                        5,443                 320
PEPSICO INC                  COMMON      713448108           324        5,336     X                        5,046                 290
QUALCOMM INC.                COMMON      747525103           354        7,648     X                        7,230                 418
SEI INVESTMENTS              COMMON      784117103           334       19,036     X                       17,996               1,040
SCHWAB CHARLES CORP          COMMON      808513105           267       14,191     X                       13,416                 775
STATE STREET CORP            COMMON      857477103           290        6,659     X                        6,283                 376
STRYKER CORP                 COMMON      863667101           381        7,561     X                        7,149                 412
TARGET CORP COM              COMMON      87612E106           250        5,166     X                        4,883                 283
VARIAN MEDICAL SYSTEMS INC.  COMMON      92220P105           384        8,207     X                        7,756                 451
WESTERN UNION COMPANY        COMMON      959802109           366       19,393                             18,344               1,049

TOTAL                                 76                 662,692